S000050481 [Member] Investment Objectives and Goals - S000050481 [Member]	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary of Columbia EM Core ex-China ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
Columbia EM Core ex-China ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Beta Thematic Emerging Markets ex-China Index (the Index).